Organization and Business Background - Schedule of Investment Holding Company (Details)	12 Months Ended
Sep. 30, 2024
Creative Global Technology (BVI) Limited [Member]
Schedule of Investment Holding Company [Line Items]
Date of Incorporation or Establishment	Jan. 12, 2023
Place of Incorporation or Establishment	British Virgin Islands
Percentage of Ownership	100.00%
Principal Activity	Investment holding
Creative Global Technology Limited [Member]
Schedule of Investment Holding Company [Line Items]
Date of Incorporation or Establishment	May 17, 2016
Place of Incorporation or Establishment	Hong Kong
Percentage of Ownership	100.00%
Principal Activity	Trading